Significant Investments in Subsidiaries - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions				12 Months Ended
	Mar. 29, 2022	Nov. 16, 2021	Oct. 12, 2021	Mar. 31, 2022	Dec. 21, 2021	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Par value per share				₨ 2
Derivative fair value of options				₨ 78,589.6		₨ 44,796.1
TPG Rise Climate [Member]
Disclosure of subsidiaries [line items]
Par value per share					₨ 1,000
Tata Passenger Electric Mobility Limited [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries to be received					₨ 75,000.0
Tata Passenger Electric Mobility Limited [Member] | Derivative Options [Member]
Disclosure of subsidiaries [line items]
Derivative fair value of options				0.0
Tata Passenger Electric Mobility Limited [Member] | TPG Rise Climate [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries to be received					75,000.0
Date Of Incorporation Of Subsidiary			Dec. 21, 2021
Proceeds from compulsorily convertible preferred shares	₨ 37,500.0
Percentage of investments remitted	50.00%
Exit options start date		Apr. 01, 2027
Exit options end date		Sep. 30, 2028
Tata Passenger Electric Mobility Limited [Member] | TPG Rise Climate [Member] | Compulsory Convertible Preference Shares A1 [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries to be received					50,000.0
Tata Passenger Electric Mobility Limited [Member] | TPG Rise Climate [Member] | Compulsory Convertible Preference Shares A2 [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries to be received					₨ 25,000.0
Tata Passenger Electric Mobility Limited [Member] | TPG Rise Climate [Member] | Compulsorily Convertible Preference Shares [Member] | Compulsorily Convertible Preferred Shares A Two [Member]
Disclosure of subsidiaries [line items]
Financial liabilities at fair value through profit or loss				₨ 12,500.0
Tata Passenger Electric Mobility Limited [Member] | TPG Rise Climate [Member] | Compulsorily Convertible Preference Shares [Member] | Compulsory Convertible Preferred Shares A One [Member]
Disclosure of subsidiaries [line items]
Preferred stock shares number of years within which the same shall be converted into equity shares				2 years
Security Subscription Agreement [Member] | Tata Passenger Electric Mobility Limited [Member] | TPG Rise Climate [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiaries to be received			₨ 75,000.0
Period of investments in subsidiaries			18 months